RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Feb. 28, 2026
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

Note 14 — RELATED PARTY BALANCES AND TRANSACTIONS

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Name of entity or individual	Relationship to the Company
Honda Motor Co., Ltd.	Significant shareholder of the Company with an ownership interest exceeding 10%
Toyota Motor Corporation	Significant shareholder of the Company with an ownership interest exceeding 10%
Daihatsu Motor Co., Ltd.	A subsidiary of Toyota Motor Corporation
Toyota Mapmaster Incorporated	A subsidiary of Toyota Motor Corporation
Honda Access Corporation	A subsidiary of Honda Motor Co., Ltd.
Honda Development and Manufacturing of America, LLC.	A subsidiary of Honda Motor Co., Ltd.
Mr. Kenji Narushima	Mr. Kenji Narushima is the Company’s representative director and Chief Executive Officer
Mr. Masahide Shigeno	Mr. Masahide Shigeno is the Company’s representative director and Chief Technology Officer

a.	Accounts receivable from related parties

Accounts receivable from related parties consisted of the following:

Name of related party	Nature of transactions	As of February 28, 2025	As of February 28, 2026	As of February 28, 2026
		JPY	JPY	US$
		(In thousands)
Honda Motor Co., Ltd.	Provided contracted software development services to a related party	958,698	660	4
Toyota Motor Corporation	Provided contracted software development services to a related party	-	16,719	107
Toyota Mapmaster Incorporated	Provided contracted software development services to a related party	2,993	634	4
Honda Access Corporation	Provided contracted software development services to a related party	17,685	48,566	311
Honda Development and Manufacturing of America, LLC.	Provided contracted software development services to a related party	39,981	20,355	131
	Total	1,019,357	86,934	557

b.	Contract assets from related parties

Contract assets from related parties consisted of the following:

Name of related party	Nature of transactions	As of February 28, 2025	As of February 28, 2026	As of February 28, 2026
		JPY	JPY	US$
		(In thousands)
Honda Motor Co., Ltd.	Provided contracted software development services to a related party	1,046,854	2,377,328	15,234
Toyota Motor Corporation	Provided contracted software development services to a related party	387,242	365,020	2,339
Daihatsu Motor Co., Ltd.	Provided contracted software development services to a related party	139,293	304,357	1,950
Honda Development and Manufacturing of America, LLC.	Provided contracted software development services to a related party	-	79,519	510
	Total	1,573,389	3,126,224	20,033

c.	Other receivable from related parties

Other receivable consisted of the following:

Name of related party	Nature of transactions	As of February 28, 2025	As of February 28, 2026	As of February 28, 2026
		JPY	JPY	US$
		(In thousands)
Honda Motor Co., Ltd.	Reimbursements receivable for personnel expenses of employees seconded to a related party	5,728	2,617	17
Toyota Motor Corporation	Reimbursements receivable for personnel expenses of employees seconded to a related party	11,646	5,246	34
Daihatsu Motor Co., Ltd.	Reimbursements receivable for personnel expenses of employees seconded to a related party	-	1,926	12
Toyota Mapmaster Incorporated	Receivables related to the unsettled portion of annual server operating expenses for connected navigation systems	-	3,285	21
Mr. Kenji Narushima	Rental payments by a director for use of the Company-owned property	1,320	-	-
	Total	18,694	13,074	84

d.	Accounts payable to a related party

Accounts payable to a related party consisted of the following:

Name of related party	Nature of transactions	As of February 28, 2025	As of February 28, 2026	As of February 28, 2026
		JPY	JPY	US$
		(In thousands)
Toyota Mapmaster Incorporated	License fee payable	288,205	188,264	1,206
	Total	288,205	188,264	1,206

e.	Contract liabilities to a related party

Contract liabilities to a related party consisted of the following:

Name of related party	Nature of transactions	As of February 28, 2025	As of February 28, 2026	As of February 28, 2026
		JPY	JPY	US$
Honda Motor Co., Ltd.	Provided contracted software development services to a related party	-	646,603	4,144
	Total	-	646,603	4,144

f.	Other payable to related parties

Other payable to related parties consisted of the following:

Name of related party	Nature of transactions	As of February 28, 2025	As of February 28, 2026	As of February 28, 2026
		JPY	JPY	US$
		(In thousands)
Honda Motor Co., Ltd.	Reimbursements receivable for personnel expenses of employees seconded to a related party	686	873	6
Toyota Motor Corporation	Reimbursements receivable for personnel expenses of employees seconded to a related party	861	-	-
	Total	1,547	873	6

g.	Revenue from related parties

Revenue from related parties consisted of the following:

		For the Fiscal Years Ended
Name of related party	Nature of transactions	February 29, 2024	February 28, 2025	February 28, 2026	February 28, 2026
		JPY	JPY	JPY	US$
		(In thousands)
Honda Motor Co., Ltd.	Contracted software development revenue	8,027,680	10,123,402	10,620,176	68,056
Toyota Motor Corporation	Contracted software development revenue	1,063,292	2,257,986	2,234,568	14,320
Daihatsu Motor Co., Ltd.	Contracted software development revenue	548,346	746,075	1,307,279	8,377
Toyota Mapmaster Incorporated	Contracted software development revenue	12,794	14,094	18,550	119
Honda Access Corporation	Contracted software development revenue	67,050	213,263	162,340	1,040
Honda Development and Manufacturing of America, LLC.	Contracted software development revenue	321,004	488,005	295,659	1,895
	Total	10,040,166	13,842,825	14,638,572	93,807

h.	Other income from related parties

Other income from related parties consisted of the following:

		For the Fiscal Years Ended
Name of related party	Nature of transactions	February 29, 2024	February 28, 2025	February 28, 2026	February 28, 2026
		JPY	JPY	JPY	US$
		(In thousands)
Mr. Kenji Narushima	Rental payments by a director for use of the Company-owned property	-	2,182	2,400	15
Mr. Masahide Shigeno	Rental payments by a director for use of the Company-owned property	-	2,000	2,200	14
	Total	-	4,182	4,600	29

i.	Reimbursement of personnel costs from related parties

Reimbursement of personnel costs from related parties consisted of the following:

		For the Fiscal Years Ended
Name of related party	Nature of transactions	February 29, 2024	February 28, 2025	February 28, 2026	February 28, 2026
		JPY	JPY	JPY	US$
		(In thousands)
Honda Motor Co., Ltd	Receivables for personnel cost reimbursements from a related party for seconded employees	20,474	31,677	16,542	106
Toyota Motor Corporation	Receivables for personnel cost reimbursements from a related party for seconded employees	116,301	39,519	37,270	239
Daihatsu Motor Co., Ltd.	Receivables for personnel cost reimbursements from a related party for seconded employees	-	-	13,275	85
	Total	136,775	71,196	67,087	430

j.	Reimbursement of personnel costs to a related party

Reimbursement of personnel costs to a related party consisted of the following:

		For the Fiscal Years Ended
Name of related party	Nature of transactions	February 29, 2024	February 28, 2025	February 28, 2026	February 28, 2026
		JPY	JPY	JPY	US$
		(In thousands)
Honda Motor Co., Ltd	Personnel costs incurred for seconded employees from a related party	3,354	8,418	17,253	111
	Total	3,354	8,418	17,253	111

k.	License fees to a related party

License fees to a related party consisted of the following:

		For the Fiscal Years Ended
Name of related party	Nature of transactions	February 29, 2024	February 28, 2025	February 28, 2026	February 28, 2026
		JPY	JPY	JPY	US$
		(In thousands)
Toyota Mapmaster Incorporated	Payment of license fees	1,176,289	1,015,686	976,048	6,255
	Total	1,176,289	1,015,686	976,048	6,255

l.	Other fee payments to a related party

Other fee payments to a related party consisted of the following:

		For the Fiscal Years Ended
Name of related party	Nature of transactions	February 29, 2024	February 28, 2025	February 28, 2026	February 28, 2026
		JPY	JPY	JPY	US$
		(In thousands)
Toyota Motor Corporation	Payment of data usage fees	750	-	-	-
	Total	750	-	-	-